CONCENTRATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 14: CONCENTRATIONS

Customer Concentration. Four and four customers accounted for more than 10% of the accounts receivable balance at June 30, 2023 and March 31, 2023 for a total of 96% and 97% of accounts receivable, of which two of the customers in each of the periods have been reserved in the allowance for doubtful accounts, respectively. In addition, one and two customers represent approximately 96% and 95% of total revenues for the Company for the three months ended June 30, 2023 and 2022, respectively.

Supplier Concentration. Certain of the raw materials, components and equipment used by the Company in the manufacture of its products are available from single-sourced vendors. Shortages could occur in these essential materials and components due to an interruption of supply or increased demand in the industry. If the Company were unable to procure certain materials, components or equipment at acceptable prices, it would be required to reduce its manufacturing operations, which could have a material adverse effect on its results of operations. In addition, the Company may make prepayments to certain suppliers or enter into minimum volume commitment agreements. Should these suppliers be unable to deliver on their obligations or experience financial difficulty, the Company may not be able to recover these prepayments.

The Company occasionally maintains cash balances in excess of the FDIC insured limit. The Company does not consider this risk to be material.

Commodity price risk

We are exposed to fluctuations in commodity prices for oil and natural gas. Commodity prices are affected by many factors, including but not limited to, supply and demand.

NOTE 14: CONCENTRATIONS

Customer Concentration. Four and three customers accounted for more than 10% of the accounts receivable balance at March 31, 2023 and 2022 for a total of 97% and 66% of accounts receivable, of which two of the customers in 2023 have been reserved in the allowance for doubtful accounts, respectively. In addition, two and three customers represent approximately 91% and 95% of total revenues for the Company for the years ended March 31, 2023 and 2022, respectively.

Supplier Concentration. Certain of the raw materials, components and equipment used by the Company in the manufacture of its products are available from single-sourced vendors. Shortages could occur in these essential materials and components due to an interruption of supply or increased demand in the industry. If the Company were unable to procure certain materials, components or equipment at acceptable prices, it would be required to reduce its manufacturing operations, which could have a material adverse effect on its results of operations. In addition, the Company may make prepayments to certain suppliers or enter into minimum volume commitment agreements. Should these suppliers be unable to deliver on their obligations or experience financial difficulty, the Company may not be able to recover these prepayments.

The Company occasionally maintains cash balances in excess of the FDIC insured limit. The Company does not consider this risk to be material.

Commodity price risk

We are exposed to fluctuations in commodity prices for oil and natural gas. Commodity prices are affected by many factors, including but not limited to, supply and demand.